DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about hedges
Derivative financial assets	£ 910	£ 1,264
Derivative financial liabilities	1,154	717
Fair value
Disclosure of detailed information about hedges
Derivative financial assets	910	1,264
Derivative financial liabilities	1,154	£ 717
Group entities | Fair value
Disclosure of detailed information about hedges
Derivative financial assets	531		£ 598
Derivative financial liabilities	£ 611		£ 258